OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden
hours per response....10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Tax-Free National Fund

Portfolio of Investments - December 31, 2007 (unaudited)

Moody's	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 98.2% of Net Assets

		ARIZONA: 9.2%
Aaa#	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	$100,000	$103,716
Baa1	nr	Arizona Tourism & Sports Authority Tax Revenue Bond, 5.0%, 7/1/16	100,000	102,997
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5.0%, 7/1/13	135,000	145,807
Aa1	AAA	Arizona Transportation Board, Highway Revenue Tolls, 5.25%, 7/1/19	215,000	232,507
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	245,000	258,632
Aaa	nr	Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25%, 6/1/12	250,000	269,415
Aaa	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	283,908
Baa2	nr	Maricopa County, Unified School District #090 Saddle Mountain, 5.0%, 7/1/14	75,000	77,278
Aaa	AAA	Northern Arizona University, 5.0%, 9/1/23	150,000	157,680
Aaa	AAA	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14
Aaa#	AAA	Pima County Unified School District #10 (Amphitheater),(Prerefunded 7/01/09 @100) (FGIC Insured), 5.1%, 7/1/11	100,000	103,056
Aa2	AAA	Tempe Excise Tax Revenue, 5.0%, 7/1/20	225,000	241,096
Aa3#	AA	Tucson Recreational Facility Improvements (Prerefunded 7/01/09 @100), 5.25%, 7/1/20	250,000	258,107
Aa3#	AA	Tucson Recreational, (Prerefunded 7/1/09 @ 100), 5.25%. 7/1/18	100,000	103,243
Aaa#	AAA	University of Arizona Board of Regents (Prerefunded 12/01/09 @100)(FGIC Insured), 5.8%, 6/1/24	275,000	289,223

		FLORIDA: 10.5%
Aaa	AAA	Emerald Coast Utilities Authority Revenue Bond, (FGIC Insured), 5.0%, 1/1/25	1,010,000	1,043,219
Aaa	AAA	Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6.0%, 10/1/10	1,100,000	1,173,898
Aaa	AAA	Peace River, Manasota Regional Water Supply Authority Revenue Bond (FSA Insured), 5.0%, 10/1/23	750,000	790,777

		ILLINOIS: 4.9%
Aaa	AAA	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	368,448
Aaa	nr	Winnebago County, Public Safety Sales Tax Revenue (MBIA Insured), 5.0% 12/30/24	1,000,000	1,036,630

		KANSAS: 1.8%
Aa2	AAA	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	500,000	525,155

		MARYLAND: 0.3%
Aaa#	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	80,000	90,406

		MASSACHUSETTS: 4.1%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7.0%, 3/1/14	1,000,000	1,162,320

		MICHIGAN: 4.3%
Aaa	AAA	Charles Stewart Mott Community College, (MBIA Insured) 5.0%, 5/1/18	720,000	768,586
Aaa	AAA	Redford United School District, (AMBAC Insured), 5.0%, 5/1/22	410,000	448,720

		MISSISSIPPI: 4.3%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	610,470
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	601,280

		MISSOURI: 19.8%
nr	AAA	Camdenton Reorg School District Nor-III, Camden County Certificate Participation, (FSA Insured), 5.0%, 3/1/20	500,000	525,450
A1	nr	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	315,351
Aaa	AAA	Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14	300,000	320,979
Aaa	nr	Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	140,053
Aa2	nr	Jefferson County School District, 6.7%, 3/1/11	200,000	210,782
Aa1	nr	Lees Summit, 4.7%, 4/1/21	325,000	335,488
Aaa	AAA	Mehlville School District R-9, Certificate Participation, (FSA Insured), 5.0%, 9/1/19	300,000	314,049
Aaa	AAA	Missouri Development Financial Board Cultural Facilities Revenue Bond, (MBIA Insured), 5.25%, 12/1/17	350,000	370,083
Aa1	AA+	Missouri State Board Public Buildings, 5.5% 10/15/13	300,000	333,624
Aa1	AA+	Missouri State Health & Educational Facilities Authority Revenue Bond 5.0%, 11/1/09	500,000	517,610
Aaa	AAA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	265,190
nr	AA+	Normandy School District General Obligation, 5.4%, 3/1/18	325,000	326,199
Aa1	AA+	North Kansas City School District, 4.25%, 3/1/16	300,000	309,093
nr	AAA	St Louis County, Mortgage Revenue Bond, (AMT), 5.65%, 2/1/20	500,000	534,845
A2	A	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	226,302
Aaa#	nr	St Louis Municipal Finance Corporation, Leasehold Revenue Bond (Prerefunded 2/15/10 @ $101)(AMBAC Insured), 5.75%, 2/15/17	300,000	319,074
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	290,978

		NEW JERSEY: 3.5%
Aaa#	AAA	New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16	850,000	984,954

		NORTH CAROLINA: 12.1%
Aaa	AAA	Lincolnton Enterprise Systems Revenue Bond, 5.0%, 5/1/17	800,000	857,664
Aaa	AAA	Macon County, 5.0%, 6/1/13	500,000	540,485
Baa1	nr	North Carolina Medical Care Community Revenue, 5.5%, 10/1/24	500,000	506,145
Aa2	AA+	Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	602,060
Aaa	AAA	University North Carolina Systems, (AMBAC Insured), 5.25%, 4/1/21	890,000	954,258

		NORTH DAKOTA: 1.9%
Baa2	nr	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	554,080

		PENNSYLVANIA: 7.8%
Aaa	AAA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7.0%, 7/1/16	1,000,000	1,153,410
Aaa	AAA	Pennsylvania Higher Educational Facilities Authority Revenue Bond, 5.0%, 4/01/20	1,000,000	1,066,670

		TEXAS: 6.0%
Aaa	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17	305,000	359,263
Aa3	AA	Mueller Local Government, Contract Revenue, 5.0%, 9/1/25	1,280,000	1,343,194

		SOUTH CAROLINA: 2.3%
A2#	A+	Lexington County Health Services District Inc., Hospital Revenue Bond, 5.75%, 1/1/28	100,000	112,150
Aaa	AAA	Orangeburg County Government Action Authority, (MBIA Insured), 5.0%, 10/1/12	500,000	534,060

		VIRGINIA: 1.2%
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/15	150,000	167,902
Aaa	nr	Richmond Industrial Development Authority Government Facilities Revenue Bond, (AMBAC Insured), 5.0%, 7/15/16	150,000	164,266

		WASHINGTON: 3.5%
Aaa	AAA	Grays Harbor County Public Utility #001, Electric Revenue Bond, 5.25%, 7/1/24	605,000	647,072
Aaa	AAA	King County School District #415 Kent, (FSA Insured) 5.5%, 6/1/16	300,000	339,168

		WISCONSIN: 0.7%
nr	BBB	Wisconsin Health & Educational Facilities Authority Revenue Bond, Carroll College Inc. Project, 5.25%, 10/1/21	200,000	207,360

		TOTAL INVESTMENTS (Cost $ 27,056,802)		$27,995,885

		CASH AND RECEIVABLES LESS LIABILITIES: 1.8% of Net Assets		$524,248

		NET ASSETS: 100%		28,520,133

		nr = not rated
		# = prerefunded

Madison Mosaic Virginia Tax-Free Fund

Portfolio of Investments - December 31, 2007 (unaudited)

Moody's	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 98.5% of Net Assets

		ECONOMIC DEVELOPMENT: 8.4%
Aaa	AAA	James City County Economic Development Authority Revenue, 5.0%, 6/15/19	$1,050,000	$1,142,253
Aa2	AA	Newport News Economic Development Authority Revenue, 5.0%, 7/1/25	745,000	785,565

		EDUCATION: 12.3%
Aa1	AA+	Fairfax County Economic Development Authority, Facilities Revenue, 5.0%, 4/01/21	1,000,000	1,064,860
nr	A	Roanoke County Industrial Development Authority, (Hollins College), 5.25%, 3/15/23	900,000	920,079
Aaa	AAA	Virginia Polytech Institute & State University Revenue, 5.0%, 6/1/14	775,000	844,440

		GENERAL OBLIGATION: 16.5%
Aaa	AAA	Alexandria, 5.0%, 1/1/16	200,000	220,756
Aaa#	AAA	Loudoun County, (Prerefunded 5/1/12 @ 100) 5.25%, 5/1/13	620,000	669,885
Aaa	AAA	Loudoun County, 5.0%, 10/1/13	500,000	529,035
Aa3	AA	Lynchburg, 5.7%, 6/1/25	1,000,000	1,069,630
Aaa	AAA	Richmond, 5.0%, 7/15/23	750,000	790,957
Aa1	AA+	Virginia Beach, 5.0%, 3/1/12	500,000	534,360

		HOSPITAL: 11.5%
A1	NR	Augusta County Industrial Development Authority, Hospital Revenue 5.25%, 9/1/20	1,000,000	1,068,720
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured) 5.0%, 10/1/10	250,000	262,515

Aaa	AAA	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	200,000	213,512
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems) (MBIA Insured), 5.5%, 7/1/16	500,000	538,000
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	582,340

		HOUSING: 7.5%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	429,267
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/01/33	1,250,000	1,291,738

		INDUSTRIAL DEVELOPMENT: 11.2%
Aaa	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,040,810
Aaa	AAA	Gloucester County Economic Development Authority, Lease Revenue (Courthouse Project) (MBIA Insured), 4.375%, 11/1/25	500,000	496,610
Aaa	AAA	Stafford County Industrial Development Authority Revenue, Municipal League Association, 4.5%, 8/1/25	700,000	703,101
Aaa	AAA	Stafford County Industrial Development Authority Revenue, Municipal League Association, 5.0%, 8/1/21	315,000	336,225

		LEASING AND OTHER FACILITIES: 10.5%
Aa1	AA+	Arlington County Industrial Development Authority Lease Revenue, 5.0%, 8/1/14	500,000	546,150
Aaa	nr	Prince William County, County Facility (AMBAC Insured), 5.0%, 6/1/22	750,000	791,745
Aaa	nr	Richmond Industrial Development Authority Government Facilities, 5.0%, 7/15/13	1,000,000	1,079,510
			-
		TRANSPORTATION: 3.0%
Aaa	AAA	Richmond Metropolitan Authority Expressway Revenue, (FGIC Insured), 5.25%, 7/15/12	350,000	378,192
Aa2	AA	Virginia State Resources Authority Infrastructure Revenue, 4.75%, 5/1/17	300,000	311,253

		UTILITIES: 6.0%
Aaa	AAA	Richmond Public Utility Revenue, 4.5%, 1/15/33	300,000	299,103
Aaa	AAA	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,091,900

		WATER & WASTE: 11.6%
Aaa	AAA	Frederick Regional Sewer System Revenue, (AMBAC), 5.0% 10/1/15	570,000	625,490
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25% 11/15/13	700,000	771,421
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25% 11/15/15	150,000	167,903
Aaa	AAA	Upper Occoquan Sewer, Regional Sewer Revenue, (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,113,240

		TOTAL INVESTMENTS (Cost $22,109,105)		$22,710,565

		CASH AND RECEIVABLES LESS LIABILITIES: 1.5% of Net Assets		358,060

		NET ASSETS: 100%		$23,068,625

		nr - not rated
		# = prerefunded

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Secretary

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: February 21, 2008

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: February 21, 2008